Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 TRY (₺)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Strengthening percentage	10.00%	10.00%
Change in interest rates	1.00%		1.00%
Debt securities issued in 2015 [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value of debt securities issued	₺ 2,380,855	₺ 2,063,972	$ 500,000
Debt securities issued in 2018 [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value of debt securities issued	₺ 2,329,011	₺ 0	$ 500,000